Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11: RELATED PARTY TRANSACTIONS

Jason Remillard is our Chief Executive Officer and sole director. Through his ownership of Series A Preferred Shares, Mr. Remillard has voting control over all matters to be submitted to a vote of our shareholders.

In January 2018 the Company acquired substantially all of the assets of Myriad Software Productions, LLC, which is owned 100% by Mr. Remillard. Those assets were comprised of the software program known as ClassiDocs, and all intellectual property associated therewith. This acquisition changed the Company’s status to no longer being a “shell” under applicable securities rules. In consideration for the acquisition, the Company agreed to a purchase price of $1,500,000 comprised of: (i) $50,000 paid at closing; (ii) $250,000 in the form of our promissory note; and (iii) $1,200,000 in shares of our common stock, valued as of the closing, which equated to 1,600,000 shares of our common stock. The shares were issued in the form of 144,000 shares of the Company’s Series A preferred stock as part of the consideration under the Share Settlement Agreement dated August 14, 2020, a copy of which is attached here to as Exhibit 10.21.

On September 16, 2019, the Company entered into an Asset Purchase Agreement with DMBGroup, LLC, as discussed in Note 2. Amounts owed to DMBGroup, LLC including the note payable of $940,000 and member loans of $97,689 were recorded as amounts due to a related party. During the nine months ended September 30, 2020, the Company repaid note payable of $374,952 including interest expense of $30,452. As of September 30, 2020 and December 31, 2019, the company had recorded a liability to DMBGroup totaling $484,061 and $828,561, respectively.

During the nine months ended September 30, 2020, our CEO paid operating expenses of $241,941 on behalf of the Company and the Company repaid $247,411 to our CEO.

During the nine months ended September 30, 2020, our CEO repaid $135,000 to purchase convertible note of $81,000 and a prepayment penalty of $54,000. As a result, the Company recorded $54,000 as loss on settlement of debt.

During the nine months ended September 30, 2020 we issued to our CEO a total of 148,666 shares of Series A preferred stock.

As of September 30, 2020 and December 31, 2019, the Company had due to related party of $638,344 and $1,103,314, which arose from the DMB transaction to acquire DataExpress™.

NOTE 10: RELATED PARTY TRANSACTIONS

Jason Remillard is our Chief Executive Officer and sole director. Through his ownership of Series A Preferred Shares, Mr. Remillard has voting control over all matters to be submitted to a vote of our shareholders.

In January 2018 the Company acquired substantially all of the assets of Myriad Software Productions, LLC, which is owned 100% by Mr. Remillard. Those assets were comprised of the software program known as ClassiDocs, and all intellectual property and goodwill associated therewith. This acquisition changed the Company’s status to no longer being a “shell” under applicable securities rules. In consideration for the acquisition, the Company agreed to a purchase price of $1,500,000 comprised of: (i) $50,000 paid at closing; (ii) $250,000 in the form of our promissory note; and (iii) $1,200,000 in shares of our common stock, valued as of the closing, which equated to 1,600,000 shares of our common stock. The shares have not yet been issued and are not included as part of the issued and outstanding shares of the Company. However, these shares have been recorded as additional paid in capital within our consolidated financial statements for the year ended December 31, 2019.

In June 2018 the Company acquired all of the issued and outstanding shares of stock of Data443 Risk Mitigation, Inc. (the “Share Exchange”), the North Carolina operating company, with 100% of the shares of Data443 owned by Mr. Remillard. As a result of the Share Exchange, Data443 became a wholly-owned subsidiary of the Company, with both the Company and Data443 continuing to exist as corporate entities. The finances and business conducted by the respective entities prior to the Share Exchange will be treated as related party transactions in anticipation of the Share Exchange. As consideration in the Share Exchange, we agreed to issue to Mr. Remillard: (a) One hundred thirty three thousand three hundred thirty three (133,333) shares of our common stock; and (b) on the eighteen (18) month anniversary of the closing of the Share Exchange (the “Earn Out Date”), an additional 133,333 shares of our common stock (the “Earn Out Shares”) provided that Data 443 has at least an additional $1,000,000 in revenue by the Earn Out Date (not including revenue directly from acquisitions). None of our shares of our common stock to be issued to Mr. Remillard under the Share Exchange have been issued. As such, none of said shares are included as part of the issued and outstanding shares of the Company. However, the shares committed to Mr. Remillard have been recorded as a contingent liability for common shares issuable within the consolidated financial statements as of December 31, 2019. This contingent liability was originally recorded based on the current market value per share on the date of the agreement and has been revalued at the market value per share as of December 31, 2018. During the year ended December 31, 2019, the Company recognized additional 133,333 shares of our common stock valued at $70,000 as stock payable including additional paid in capital. The contingent liability recorded as of December 31, 2019 is as follows:

Contingent liability for common shares issuable:

Original liability on date of agreement	$1,220,000
Gain on contingent liability in 2018	(700,000)
Balance as of December 31, 2018	520,000
Gain on contingent liability through December 31, 2019	(450,000)
Reclassification of contingent liability to common shares issuable	(70,000)
Common shares issuable as of December 31, 2019	$-

As of December 31, 2018, the Company had recorded a liability of approximately $287,000 for certain advances Mr. Remillard made to the Company. These advances in 2018 of approximately $181,000 in net were to be used for operating purposes. As of December 31, 2019, the Company has recorded a total liability of $274,754. During the year ended December 31, 2019, the Company borrowed $12,900 from our CEO and repaid $162,495, and our CEO paid operating expenses of $137,264 on behalf of the Company.

On September 16, 2019, the Company entered into an Asset Purchase Agreement with DMBGroup, LLC, as discussed in Note 3. Amounts owed to DMBGroup, LLC including the note payable of $940,000 and member loans of $97,689 were recorded as amounts due to a related party. During the year ended December 31, 2019, the Company repaid $124,984 including interest expense of $13,545, and member loans of $97,689. As of December 31, 2019, the company had recorded a liability to DMBGroup totaling $828,561.